Commitments, Guarantees and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 5,919	¥ 5,846
More than one year	8,511	8,353
Total	¥ 14,430	¥ 14,199